Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
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Changes in Goodwill
The changes in the carrying amount of goodwill by segment for the year ended December 31, 2013, are as follows:

	Consumer Packaging	Display and Packaging	Paper and Industrial Converted Products	Protective Solutions	Total
Balance as of January 1, 2013	$427,575	$204,629	$254,706	$223,595	$1,110,505
Goodwill on acquisitions	796	—	—	—	796
Dispositions	—	—	—	(2,430)	(2,430)
Foreign currency translation	(9,606)	—	(58)	—	(9,664)
Balance as of December 31, 2013	$418,765	$204,629	$254,648	$221,165	$1,099,207

Summary of Other Intangible Assets
Details at December 31 are as follows:

	2013	2012
Other Intangible Assets, Gross:
Patents	$2,221	$2,224
Customer lists	339,911	345,133
Trade names	21,232	21,214
Proprietary technology	17,866	17,844
Land use rights	323	350
Other	4,731	4,944
Other Intangible Assets, Gross	$386,284	$391,709
Accumulated Amortization	$(142,364)	$(114,900)
Other Intangible Assets, Net	$243,920	$276,809